Capital Requirements	12 Months Ended
Dec. 31, 2019
Capital Requirements

(20) Capital Requirements

On December 23, 2008, as part of the Troubled Asset Relief Program Capital Purchase Program of the United States Department of the Treasury (“Treasury”), we issued to the Treasury a warrant to purchase 1,326,238 shares of our common stock at a price per share of $24.43 and with a term of ten years (the “Warrant”).

On June 12, 2013, the U.S. Treasury sold the Warrant to a third party. On September 19, 2018, we entered into an agreement to repurchase the Warrant from the third party at an aggregate purchase price of $29,005,000, which transaction was consummated in the third quarter of 2018. The repurchase of the outstanding Warrant eliminated any restrictions on certain shareholder distributions or payment of cash dividends in excess of $0.33 per semi-annual period that would have impacted the exercise price of the Warrant while it remained outstanding.

Bank regulatory agencies limit the amount of dividends, which the Subsidiary Banks can pay, without obtaining prior approval from such agencies. At December 31, 2019, the Subsidiary Banks could pay dividends of up to $891,500,000 without prior regulatory approval and without adversely affecting their “well-capitalized” status under regulatory capital rules in effect at December 31, 2019. In addition to legal requirements, regulatory authorities also consider the adequacy of the Subsidiary Banks’ total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. We historically have not allowed any Subsidiary Bank to pay dividends in such a manner as to impair its capital adequacy.

We and the Subsidiary Banks are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on our consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, we must meet specific capital guidelines that involve quantitative measures of our assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. Our capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Current quantitative measures established by regulation to ensure capital adequacy require us to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2019, that we met all capital adequacy requirements to which we are subject.

       In July 2013, the Federal Deposit Insurance Corporation (“FDIC”) and other regulatory bodies established a new, comprehensive capital framework for U.S. banking organizations, consisting of minimum requirements that increase both the quantity and quality of capital held by banking organizations. The final rules are a result of the implementation of the BASEL III capital reforms and various Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd Frank”) related capital provisions. Consistent with the Basel international framework, the rules include a new minimum ratio of Common Equity Tier 1 (“CET1”) to risk-weighted assets of 4.5% and a CET1 capital conservation buffer of 2.5% of risk-weighted assets.  The capital conservation buffer began phasing-in on January 1, 2016 at .625% and increased each year until January 1, 2019, when we were required to have a 2.5% capital conservation buffer, effectively resulting in a minimum ratio of CET1 capital to risk-weighted assets of at least 7% upon full implementation. The rules also raised the minimum ratio of Tier 1 capital to risk-weighted assets from 4% to 6% and include a minimum leverage ratio of 4% for all banking organizations. Regarding the quality of capital, the rules emphasize CET1 capital and implements strict eligibility criteria for regulatory capital instruments. The rules also improve the methodology for calculating risk-weighted assets to enhance risk sensitivity. The rules were subject to a four-year phase-in period for mandatory compliance and we were required to begin to phase-in the new rules beginning on January 1, 2015.  We believe that as of December 31, 2019, we meet all fully phased-in capital adequacy requirements.

On November 21, 2017, the OCC, the Federal Reserve and the FDIC finalized a proposed rule that extends the current treatment under the regulatory capital rules for certain regulatory capital deductions and risk weights and certain minority interest requirements, as they apply to banking organizations that are not subject to the advanced approaches capital rules.  Effective January 1, 2018, the rule also paused the full transition to the Basel III treatment of mortgage servicing assets, certain deferred tax assets, investments in the capital of unconsolidated financial institutions and minority interests.  The agencies are also considering whether to make adjustments to the capital rules in response to CECL (the FASB Standard relating to current expected credit loss) and its potential impact on regulatory capital.

On December 7, 2017, the Basel Committee on Banking Supervision unveiled the latest round of its regulatory capital framework, commonly called “Basel IV.”  The framework makes changes to the capital framework first introduced as “Basel III” in 2010.  The committee targeted 2022-2027 as the timeframe for implementation by regulators in individual countries, including the U.S. federal bank regulatory agencies (after notice and comment).

The aforementioned capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of CET1 capital to risk-weighted assets above the minimum but below the conservation buffer will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall.

As of December 31, 2019, our capital levels exceed all capital adequacy requirements under the Basel III Capital Rules as currently applicable to us. Based on the ratios presented below, capital levels as of December 31, 2019 exceed the minimum levels necessary to be considered “well-capitalized.”

On May 24, 2018, the EGRRCPA was enacted and, among other things, it includes a simplified capital rule change which effectively exempts banks with assets of less than $10 billion that exceed the “community bank leverage ratio,” from all risk-based capital requirements, including Basel III and its predecessors. The federal banking agencies must establish the “community bank leverage ratio” (a ratio of tangible equity to average consolidated assets) between 8% and 10% before community banks can begin to take advantage of this regulatory relief provision. Some of the Subsidiary Banks, with assets of less than $10 billion, may qualify for this exemption. Additionally, under the EGRRCPA, qualified bank holding companies with assets of up to $3 billion (currently $1 billion) will be eligible for the Federal Reserve’s Small Bank Holding Company Policy Statement, which eases limitations on the issuance of debt by holding companies. On August 28, 2018, the Federal Reserve issued an interim final rule expanding the applicability of its Small Bank Holding Company Policy Statement. While holding companies that meet the conditions of the policy statement are excluded from consolidated capital requirements, their depository institutions continue to be subject to minimum capital requirements. Finally, for banks that continue to be subject to the risk-based capital rules of Basel III (e.g., 150%), certain commercial real estate loans that were formally classified as high volatility commercial real estate 31 (“HVCRE”) will not be subject to heightened risk weights if they meet certain criteria. Also, while acquisition, development, and construction (“ADC”) loans will generally be subject to heightened risk weights, certain exceptions will apply. On September 18, 2018, the federal banking agencies issued a proposed rule modifying the agencies’ capital rules for HVCRE.

As of December 31, 2019, the most recent notification from the Federal Deposit Insurance Corporation categorized all the Subsidiary Banks as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as “well-capitalized,” we must maintain minimum Total risk-based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed our categorization as well-capitalized.

In December 2018, the federal bank regulators issued a final rule that would provide an optional three-year phase-in period for the day-one regulatory capital effects of the adoption of ASU 2016-13 to ASC 326 “Financial Instruments – Credit Losses,” as amended, on January 1, 2020.

Our actual capital amounts and ratios for 2019 under current guidelines are presented in the following table:

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase-In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2019:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,833,174	18.58%	$690,746	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,268,078	18.23	486,950	7.000	$452,168	6.50%
International Bank of Commerce, Oklahoma	201,202	16.91	83,303	7.000	77,353	6.50
International Bank of Commerce, Brownsville	185,112	22.70	57,084	7.000	53,006	6.50
International Bank of Commerce, Zapata	72,402	36.46	13,902	7.000	12,909	6.50
Commerce Bank	91,239	34.83	18,336	7.000	17,026	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,018,488	20.46%	$1,036,118	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,315,453	18.91	730,425	10.500	$695,643	10.00%
International Bank of Commerce, Oklahoma	206,807	17.38	124,955	10.500	119,004	10.00
International Bank of Commerce, Brownsville	192,417	23.60	85,626	10.500	81,548	10.00
International Bank of Commerce, Zapata	74,737	37.63	20,853	10.500	19,860	10.00
Commerce Bank	93,396	35.65	27,504	10.500	26,195	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,953,711	19.80%	$838,762	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,268,078	18.23	591,296	8.500	$556,514	8.00%
International Bank of Commerce, Oklahoma	201,202	16.91	101,154	8.500	95,203	8.00
International Bank of Commerce, Brownsville	185,112	22.70	69,316	8.500	65,239	8.00
International Bank of Commerce, Zapata	72,402	36.46	16,881	8.500	15,888	8.00
Commerce Bank	91,239	34.83	22,265	8.500	20,956	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,953,711	16.65%	$469,267	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,268,078	15.21	333,576	4.00	416,970	5.00%
International Bank of Commerce, Oklahoma	201,202	14.79	54,406	4.00	68,007	5.00
International Bank of Commerce, Brownsville	185,112	17.41	42,529	4.00	53,161	5.00
International Bank of Commerce, Zapata	72,402	19.08	15,179	4.00	18,974	5.00
Commerce Bank	91,239	18.18	20,073	4.00	25,091	5.00

Our actual capital amounts and ratios for 2018 are also presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2018:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,711,682	17.55%	$621,850	6.375%	N/A	N/A
International Bank of Commerce, Laredo	1,201,462	17.24	444,207	6.375	$452,917	6.50%
International Bank of Commerce, Oklahoma	188,997	13.95	86,344	6.375	88,037	6.50
International Bank of Commerce, Brownsville	177,456	24.73	45,741	6.375	46,638	6.50
International Bank of Commerce, Zapata	70,984	30.77	14,707	6.375	14,996	6.50
Commerce Bank	89,305	32.95	17,276	6.375	17,615	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,925,905	19.74%	$963,258	9.875%	N/A	N/A	%
International Bank of Commerce, Laredo	1,248,107	17.91	688,086	9.875	$696,796	10.00
International Bank of Commerce, Oklahoma	198,293	14.64	133,749	9.875	135,442	10.00
International Bank of Commerce, Brownsville	183,554	25.58	70,854	9.875	71,750	10.00
International Bank of Commerce, Zapata	73,726	31.96	22,782	9.875	23,070	10.00
Commerce Bank	90,894	33.54	26,761	9.875	27,100	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$1,859,536	19.06%	$768,168	7.875%	N/A	N/A
International Bank of Commerce, Laredo	1,201,462	17.24	548,727	7.875	$557,437	8.00
International Bank of Commerce, Oklahoma	188,997	13.95	106,660	7.875	108,354	8.00
International Bank of Commerce, Brownsville	177,456	24.73	56,503	7.875	57,400	8.00
International Bank of Commerce, Zapata	70,984	30.77	18,168	7.875	18,456	8.00
Commerce Bank	89,305	32.95	21,341	7.875	21,680	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$1,859,536	15.87%	$468,593	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,201,462	14.45	332,507	4.00	415,634	5.00
International Bank of Commerce, Oklahoma	188,997	12.53	60,344	4.00	75,430	5.00
International Bank of Commerce, Brownsville	177,456	17.25	41,144	4.00	51,430	5.00
International Bank of Commerce, Zapata	70,984	16.22	17,507	4.00	21,884	5.00
Commerce Bank	89,305	15.53	23,000	4.00	28,750	5.00